SUPPLEMENT

DATED FEBRUARY 19, 2008

TO THE

CLASS IA SHARES PROSPECTUSES DATED MAY 1, 2007

CLASS IB SHARES PROSPECTUS DATED MAY 1, 2007

FOR THE HARTFORD HLS FUNDS (COLLECTIVELY THE “PROSPECTUSES”)

The Prospectuses are revised as follows:

HARTFORD GLOBAL COMMUNICATIONS HLS FUND, HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND AND HARTFORD GLOBAL TECHNOLOGY HLS FUND

Under the headings “Hartford Global Communications HLS Fund,” “Hartford Global Financial Services HLS Fund” and “Hartford Global Technology HLS Fund” in the Prospectuses, the following paragraphs are inserted before the first full paragraph:

PROPOSED REORGANIZATIONS  At a meeting held on February 6, 2008, the Board of Directors of Hartford Series Fund, Inc. unanimously approved on behalf of Global Communications HLS Fund, Global Financial Services HLS Fund and Global Technology HLS Fund (each, an “Acquired Fund”) and Global Equity HLS Fund (the “Acquiring Fund”), the reorganization of Global Communications HLS Fund with and into the Acquiring Fund, the reorganization of Global Financial Services HLS Fund with and into the Acquiring Fund and the reorganization of the Global Technology HLS Fund with and into the Acquiring Fund (each, a “Reorganization”). Global Equity HLS Fund is not offered in this prospectus.

The Board of Directors has called for a Special Meeting of Shareholders of each Acquired Fund (the “Meeting”) to be held on or about August 12, 2008, for the purpose of seeking the approval of each Agreement and Plan of Reorganization (“Reorganization Agreement”) by the shareholders of the respective Acquired Fund.

If each Reorganization Agreement is approved by the shareholders of the respective Acquired Fund, the Reorganization Agreement contemplates: (1) the transfer of all of the assets of the Acquired Fund with and into the Acquiring Fund in exchange for shares of the Acquiring Fund having equal net asset value of the Acquired Fund; (2) the assumption by the Acquiring Fund of all of the liabilities of each Acquired Fund; and (3) the distribution of shares of the Acquiring Fund to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. Each shareholder of an Acquired Fund would receive shares of the Acquiring Fund equal in value to the shares of the Acquired Fund held by that shareholder as of the closing date of the respective Reorganization.

A proxy statement containing detailed information concerning each Reorganization is expected to be mailed to the Acquired Funds’ shareholders in June 2008, and may also be obtained at that time by contacting the Hartford HLS Funds at P.O. Box 2999, Hartford, CT 06104-2999.

HARTFORD GLOBAL COMMUNICATIONS HLS FUND

Effective March 1, 2008, David Nincic will no longer be listed as a portfolio manager for the Hartford Global Communications HLS Fund. Accordingly, in your prospectus, in the section entitled “Hartford Global Communications HLS Fund” under the sub-heading “Portfolio Managers,” the information regarding David Nincic is deleted.

SUPPLEMENT

DATED FEBRUARY 19, 2008

TO THE

CLASS IA SHARES PROSPECTUS DATED JANUARY 31, 2008

CLASS IB SHARES PROSPECTUS DATED JANUARY 31, 2008

FOR THE HARTFORD GLOBAL EQUITY HLS FUND (COLLECTIVELY THE
“PROSPECTUSES”)

The Prospectuses are revised as follows:

HARTFORD GLOBAL EQUITY HLS FUND

Under the heading “Hartford Global Equity HLS Fund” in the Prospectuses, the following paragraph is inserted before the first full paragraph:

PROPOSED REORGANIZATIONS  At a meeting held on February 6, 2008, the Board of Directors of Hartford Series Fund, Inc. unanimously approved on behalf of Global Communications HLS Fund, Global Financial Services HLS Fund and Global Technology HLS Fund (each, an “Acquired Fund”) and Global Equity HLS Fund (the “Acquiring Fund”), the reorganization of Global Communications HLS Fund with and into the Acquiring Fund, the reorganization of Global Financial Services HLS Fund with and into the Acquiring Fund and the reorganization of the Global Technology HLS Fund with and into the Acquiring Fund.

The Board of Directors has called for a Special Meeting of Shareholders of each Acquired Fund (the “Meeting”) to be held on or about August 12, 2008, for the purpose of seeking the approval of each Agreement and Plan of Reorganization (“Reorganization Agreement”) by the shareholders of the respective Acquired Fund.

If each Reorganization Agreement is approved by the shareholders of the respective Acquired Fund, the Reorganization Agreement contemplates: (1) the transfer of all of the assets of the Acquired Fund with and into the Acquiring Fund in exchange for shares of the Acquiring Fund having equal net asset value of the Acquired Fund; (2) the assumption by the Acquiring Fund of all of the liabilities of each Acquired Fund; and (3) the distribution of shares of the Acquiring Fund to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. Each shareholder of an Acquired Fund would receive shares of the Acquiring Fund equal in value to the shares of the Acquired Fund held by that shareholder as of the closing date of the respective Reorganization.

SUPPLEMENT

DATED FEBRUARY 19, 2008

TO THE COMBINED STATEMENT OF ADDITIONAL INFORMATION FOR

HARTFORD SERIES FUND; INC: AND HARTFORD HLS SERIES FUND II, INC.

CLASS IA AND CLASS IB SHARES

DATED MAY 1, 2007

The SAI is revised as follows effective March 1, 2008:

HARTFORD GLOBAL COMMUNICATIONS HLS FUND

David Nincic will no longer be listed as a portfolio manager for the above-referenced fund. Accordingly, all references and disclosures concerning David Nincic are hereby deleted.